Segment Information (Reconciliation of Operating Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated
Segment results									$ (253,834)		$ 33,740		$ 110,796
Operating income (loss)	(204,893)	(66,104)	17,597	(434)	(11,911)	(10,395)	13,846	42,200	(253,834)		33,740		107,660
Other Produce
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated
Segment results									(18,120)	[1]	(36,757)	[1]	5,363	[1]
Other income									0		0		(2,525)
Corporate Costs
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated
Segment results									(94,876)	[2]	(63,713)	[2]	(70,426)	[2]
Other income									$ 0		$ 0		$ (611)

[1]	Other Produce segment results includes $2 million in "Cost of sales" primarily related to inventory write-offs to exit low-margin other produce in 2012, $1 million in "Selling, general and administrative" related to a lease accrual in 2012 and a reserve of $32 million for advances made to a Chilean grower in the second quarter of 2011 as described in Note 4.
[2]	Corporate costs includes "Restructuring and relocation costs" further detailed in Note 3.